FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Measurements Disclosure [Abstract]
Schedule of assets measured at fair value on a recurring basis segregated by fair value hierarchy level
	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$25,869,606	$-	$25,869,606
State and municipal securities	-	45,573,608	-	45,573,608
Other securities	-	248,501	-	248,501
Mortgage-backed: residential	-	32,778,977	-	32,778,977
Total securities available for sale	$-	$104,470,692	$-	$104,470,692

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total
Securities:
U.S. government agency obligations	$-	$40,915,595	$-	$40,915,595
U.S. treasury securities	-	5,000,000	-	5,000,000
State and municipal securities	-	38,744,869	-	38,744,869
Other securities	-	248,501	-	248,501
Mortgage-backed: residential	-	32,868,017	-	32,868,017
Total securities available for sale	$-	$117,776,982	$-	$117,776,982

Schedule of assets measured at fair value on a nonrecurring basis by fair value hierarchy level
	Fair Value Measurements at December 31, 2014 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
Construction and land	-	-	1,042,087	1,042,087

Total foreclosed assets	$-	$-	$1,042,087	$1,042,087

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$707,838	$707,838
Commercial	-	-	1,342,966	1,342,966
	-	-	2,050,804	2,050,804

Total impaired loans	$-	$-	$2,050,804	$2,050,804

	Fair Value Measurements at December 31, 2013 Using:
	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Assets:	(Level 1)	(Level 2)	(Level 3)	Total

Foreclosed assets:
Real estate:
One-to-four family	$-	$-	$103,500	$103,500
Multi-family	-	-	118,100	118,100
Commercial	-	-	692,230	692,230
Construction and land	-	-	1,901,758	1,901,758

Total foreclosed assets	$-	$-	$2,815,588	$2,815,588

Impaired loans:
Real estate loans:
One-to-four family	$-	$-	$659,261	$659,261
Commercial	-	-	975,414	975,414
Construction and land	-	-	917,491	917,491
	-	-	2,552,166	2,552,166

Consumer:
Home Equity	-	-	21,445	21,445
	-	-	21,445	21,445

Total impaired loans	$-	$-	$2,573,611	$2,573,611

Mortgage Servicing Rights	$-	$918,247	$-	$918,247

Schedule of quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2014:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
Construction and land	$1,042,087	Sales Comparison	Adjustment for difference between comparable sales	-10% to 30%	10.3%

Impaired loans:
Real estate loans:
One-to-four family	$707,838	Sales Comparison	Adjustment for difference between comparable sales	-23% to 13%	-7.2%
Commercial	1,342,966	Income Approach	Investment Capitalization Rates	3% to 27%	12.3%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013:

	Fair Value	Valuation Techniques	Unobservable Inputs	Range	Weighted Average

Foreclosed assets:
Real estate:
One-to-four family	$103,500	Sales Comparison	Adjustment for difference between comparable sales	-2% to 20%	8.3%
Multi-family	118,100	Sales Comparison	Adjustment for difference between comparable sales	2% to 26%	15.5%
Commercial	692,230	Sales Comparison	Adjustment for difference between comparable sales	-2% to 0%	-1.9%
Construction and land	1,901,758	Sales Comparison	Adjustment for difference between comparable sales	-21% to 36%	5.5%

Impaired loans:
Real estate loans:
One-to-four family	$659,261	Sales Comparison	Adjustment for difference between comparable sales	-11% to 27%	2.9%
Commercial	975,414	Sales Comparison	Adjustment for difference between comparable sales	-28% to 16%	-9.2%
Construction and land	917,491	Sales Comparison	Adjustment for difference between comparable sales	-14% to 36%	19.1%
Consumer:
Home Equity	21,445	Sales Comparison	Adjustment for difference between comparable sales	-9% to -3%	-5.6%